Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 304,711	$ 165,777
Restricted cash	137,150	4,650
Total cash, cash equivalents and restricted cash	$ 441,861	$ 170,427	$ 57,972	$ 113,417